Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (167,567)	$ (172,726)	$ (266,695)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	699	775	800
Amortization of operating lease right-of-use asset	903	2,767	2,383
Changes in fair value of warrant liabilities	35	(236)	(212)
Change in fair value of convertible notes	2,626
Issuance costs and discount on convertible notes	1,365
Loss of impairment on investments		15,918
Impairment of property and equipment			3,183
Disposal loss of property and equipment	1,217	37
Lawsuit provision	1,143	22,143
Inventory write-down	109	890	16,107
Inventory write-off	443
Allowance for expected credit losses	23,691	61,988	22,766
Impairment loss of advance to suppliers and prepaid expenses and other current assets	4,319	3,665	62,665
Financial expenses on PIPE		36,137	30,000
Gain from dissolution of a subsidiary			90
Interests on loans from a third party	1,831	1,751	3,578
Interests on loans from a related party	150
Expense paid by the related parties on behalf of the Group	205
Share-based compensation	117,036		23,338
Accounts payable exemption treated as capital injection			2,440
Loss on early termination of operating lease	56	74
Changes in assets and liabilities:
Accounts receivable, current		847	(6,269)
Advance to supplier	19	(329)	13,777
Inventories	1,823	28,921	2,635
Prepaid expenses and other current assets	(773)	715	(54,447)
Accounts receivable, non-current			(3,829)
Amounts due from/due to related parties	471	54	53
PIPE escrow account		55,000	15,000
Operating lease	(1,697)	(3,033)	(1,671)
Accounts payable	3,760	(24,255)	(4,134)
Advance from customers	(85)	(299)	383
Accrued expenses and other current liabilities	3,155	2,772	13
Net cash (used in) provided by operating activities	(5,066)	33,577	(138,046)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(160)	(5,509)
Purchases of intangible asset	(2)	(17)	(41)
Proceeds from disposal of property and equipment	189	63
Loan to a related party	(111)	(542)	(15,679)
Net cash provided by (used in) investing activities	76	(656)	(21,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties	1,129
Repayments of loan from a related party	(188)		(4,658)
Repayments of loan from third parties			(7,909)
Proceeds from convertible notes	7,135
Proceeds from shareholder contributions	751
Payments of financial expenses		(55,000)	(15,000)
Proceeds from execution of warrants			588
Net cash provided by (used in) financing activities	8,827	(55,000)	(26,979)
Effect of exchange rate changes	203	(24)	(2,366)
Net increase/(decrease) in cash and cash equivalents	4,040	(22,103)	(188,620)
Cash and cash equivalents and restricted cash, at beginning of the period	1,287	23,390	212,010
Cash and cash equivalents and restricted cash, at end of the period	5,327	1,287	23,390
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Expenses paid by related parties on behalf of the Company		54	53
Issuance of shares to acquire16.58% equity interest in Aitos (Note 7 and Note 22)	1,607
Issuance of shares for debt extinguishment	117
Issuance of shares to settle employee compensation liabilities	209
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid		$ 10,000	$ 748